Intangible assets	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Intangible assets

19.	Intangible assets
19.1.	By class of assets

	Rights and Concessions (1)	Software	Goodwill	Total
Balance at December 31, 2025	1,750	751	22	2,523
Cost	1,984	2,134	22	4,140
Accumulated amortization and impairment	(234)	(1,383)	−	(1,617)
Addition	10	122	−	132
Capitalized borrowing costs	−	10	−	10
Write-offs	−	(1)	−	(1)
Transfers	−	4	−	4
Amortization	(1)	(93)	−	(94)
Translation adjustment	109	48	1	158
Balance at June 30, 2026	1,868	841	23	2,732
Cost	2,118	2,393	23	4,534
Accumulated amortization and impairment	(250)	(1,552)	−	(1,802)
Estimated useful life in years	Indefinite (2)	5	Indefinite

Balance at December 31, 2024	1,697	538	20	2,255
Cost	1,750	1,663	20	3,433
Accumulated amortization and impairment	(53)	(1,125)	−	(1,178)
Addition	7	106	−	113
Capitalized borrowing costs	−	5	−	5
Write-offs	−	(1)	−	(1)
Transfers	−	2	−	2
Amortization	(2)	(70)	−	(72)
Impairment recognition (note 20)	(165)	−	−	(165)
Translation adjustment	219	73	3	295
Balance at June 30, 2025	1,756	653	23	2,432
Cost	1,973	1,980	23	3,976
Accumulated amortization and impairment	(217)	(1,327)	−	(1,544)
Estimated useful life in years	Indefinite (2)	5	Indefinite
(1) Comprises mainly signature bonuses (amounts paid in concession and production sharing contracts for oil or natural gas exploration), in addition to public service concessions, trademarks and patents and others.
(2) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.